Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Loss
Net loss	$ (36,832,643)	$ (6,046,195)	$ (22,861,257)
Other comprehensive income / (loss), net of tax
Net change in unrealized gains / (losses) on cash flow hedges	1,773,202	(729,135)
Other comprehensive income / (loss), net of tax	1,773,202	(729,135)
Comprehensive loss	$ (35,059,441)	$ (6,775,330)	$ (22,861,257)